Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 73,623,540	[1]	¥ 69,945,464	[1]
Less: Unearned income and deferred loan fees-net	138,586		111,981
Loans outstanding	73,484,954		69,833,483
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,938,307		54,580,313
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,025,932		8,078,871
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,204,594		7,477,853
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,956,742		3,972,011
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,350,707		5,355,974
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,247,394		3,147,106
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,460,147		3,142,998
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,734,451		6,907,426
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,983,821	[2]	4,521,994	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,187,206		11,234,561
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	787,313		741,519
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	18,685,233		15,365,151
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,610,141		4,088,651
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	883,004		595,911
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,937,005		10,481,071
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 255,083	[2]	¥ 199,518	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.